UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spartan Capital Management, LLC
Address: 501 West Street Road
         West Chester, PA  19382

13F File Number:  028-13795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan L. Bartels
Title:     President
Phone:     610-399-8201

Signature, Place, and Date of Signing:

  /s/ Susan L. Bartels     West Chester, PA     February 03, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $124,505 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     5758   120185 SH       SOLE                   120185        0        0
ARDEN GROUP INC                CL A             039762109     1524    18470 SH       SOLE                    18470        0        0
AT&T INC                       COM              00206R102     5597   190515 SH       SOLE                   190515        0        0
ATRION CORP                    COM              049904105     3643    20300 SH       SOLE                    20300        0        0
BANK OF AMERICA CORPORATION    COM              060505104     3457   259170 SH       SOLE                   259170        0        0
BLACKROCK INC                  COM              09247X101     3586    18815 SH       SOLE                    18815        0        0
BRITISH AMERN TOB PLC          SPONSORED ADR    110448107     5876    75630 SH       SOLE                    75630        0        0
CANADIAN NAT RES LTD           COM              136385101    11304   254481 SH       SOLE                   254481        0        0
CELGENE CORP                   COM              151020104     6096   103069 SH       SOLE                   103069        0        0
CENOVUS ENERGY INC             COM              15135U109     4226   127135 SH       SOLE                   127135        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109     3395   135635 SH       SOLE                   135635        0        0
ENSCO PLC                      SPONSORED ADR    29358Q109     5114    95795 SH       SOLE                    95795        0        0
GILEAD SCIENCES INC            COM              375558103     4915   135630 SH       SOLE                   135630        0        0
HUDSON CITY BANCORP            COM              443683107     2747   215605 SH       SOLE                   215605        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     3206    48230 SH       SOLE                    48230        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405u102     3754    61275 SH       SOLE                    61275        0        0
MICROSOFT CORP                 COM              594918104     5778   207025 SH       SOLE                   207025        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     4832    49255 SH       SOLE                    49255        0        0
ORACLE CORP                    COM              68389X105     4408   140845 SH       SOLE                   140845        0        0
QUALCOMM INC                   COM              747525103     3804    76860 SH       SOLE                    76860        0        0
SKECHERS U S A INC             CL A             830566105     2869   143440 SH       SOLE                   143440        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     9973    71890 SH       SOLE                    71890        0        0
SUN BANCORP INC                COM              86663b102       70    15000 SH       SOLE                    15000        0        0
TERADATA CORP DEL              COM              88076W103     3466    84220 SH       SOLE                    84220        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3494    67030 SH       SOLE                    67030        0        0
VISA INC                       COM CL A         92826C839     5438    77270 SH       SOLE                    77270        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     6175   233555 SH       SOLE                   233555        0        0